Revenue	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Revenue
10	Revenue

i)	Revenue streams

	For six months ended June 30
	2022	2021
(in $ millions)	$	$

Deliveries	224	98
Mobility	273	263
Financial services	24	14
Enterprise and new initiatives	28	21

	549	396

Mobility
revenue includes rental income from motor vehicle
s of $61

million (2021: $50 million).